Document and Entity Information	Apr. 08, 2022
Cover [Abstract]
Entity Registrant Name	HOLLY ENERGY PARTNERS LP
Amendment Flag	false
Entity Central Index Key	0001283140
Document Type	8-K
Document Period End Date	Apr. 08, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-32225
Entity Tax Identification Number	20-0833098
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Security 12b Title	Common Limited Partner Units
Trading Symbol	HEP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false